Billings in excess of costs and profits on uncompleted contracts (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Billings in excess of costs and profits on uncompleted contracts
Amounts of payments to date received on contracts in progress.	$ 21,834,137	$ 6,831,326
Payments to date received on contracts in progress	31,234,368	13,424,298
Revenue that was included in contract liability balance at beginning of period	6,268,910	1,282,217
Increase through cash received excluding amounts recognized as revenue	$ 9,076,169	$ 4,790,536